Borrowings (Tables) - TALENTEC SDN. BHD. [Member]	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Schedule of Borrowings

Borrowings consisted of the following:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Current
Current portion of long-term bank borrowings	$66,193	$51,327
Total current borrowings	$66,193	$51,327

Non-Current
Long-term bank borrowings	17,949	-
Total non-current borrowings	$17,949	$-

Borrowings consisted of the following:

	As of July 31,
	2023	2024
Current
Short-term borrowings	$129,157	$-
Long-term borrowings	91,664	66,193
Total current borrowings	220,821	66,193

Non-Current
Long-term borrowings	117,563	17,949
Total non-current borrowings	$117,563	$17,949

Schedule of Long Term Debt

Long-term borrowings represented term loans from commercial banks with term over 1 years and for working capital purpose. Details of the borrowings were summarized as follows:

Lender	Start date	Maturity date	Number of monthly installment	Monthly installment	Interest rate	Principal Amount (US$)	Guarantee
AmBank (M) Berhad	December 5, 2018	November 5, 2023 (extented to June 30, 2024 due to Covid-19)	60	US$5,169 (RM21,968), adjusted to US$5,044 (RM21,434) in July 2020	11.45%	US$235,316 (RM1,000,000)	Joint and several guarantee of the following person: (i) HO SAY SAN (ii) CHOO YEOW
Alliance Bank Malaysia Berhad	March 1, 2021	February 28, 2026	60	US$2,825 (RM12,004)	3.50%	US$152,956 (RM650,000)	1. Joint and several guarantee of the following person :
(i) HO SAY SAN
(ii) CHOO YEOW
(iii) TAN LAI WAN, who sold off her shares of the Company and was no loger a guarantor as a shareholder since then.
							2. Confirmation of guarantee from Credit Guarantee Corporation Malaysia Berhad for RM520,000
Alliance Bank	July 1, 2022	June 1, 2025	36	US$3,659 (RM15,550)	7.17%	US$117,658 (RM500,000)	Joint and several guarantee of the following person: (i) HO SAY SAN (ii) CHOO YEOW

Long-term borrowings represented term loans from commercial banks with term over 1 years and for working capital purpose. Details of the borrowings were summarized as follows:

Lender	Start date	Maturity date	Number of monthly installments	Monthly installment	Interest rate	Principal Amount (US$)	Guarantee
AmBank (M) Berhad	December 5, 2018	November 5, 2023 (extended to June 30, 2024 due to Covid-19)	60	US$5,169 (RM21,968), adjusted to US$5,044 (RM21,434) in July 2020	11.45%	US$235,316 (RM1,000,000)	Joint and several guarantee of the following person: (i) HO SAY SAN (ii) CHOO YEOW
Standard Chartered Bank	February 28, 2020	January 31, 2023	36	US$3,964 (RM16,847)	7.50%	US$117,658 (RM500,000)	Personal guarantee from key person(s) based on shareholding and credit assessment
Alliance Bank Malaysia Berhad	March 1, 2021	February 28, 2026	60	US$2,825 (RM12,004)	3.50%	US$152,956 (RM650,000)

1. Joint and several guarantee of the following persons:

(i) HO SAY SAN

(ii) CHOO YEOW

(iii) TAN LAI WAN, who sold off her shares of the Company and was no longer a guarantor as a shareholder since then.

2. Confirmation of guarantee from Credit Guarantee Corporation Malaysia Berhad for RM520,000

Alliance Bank	July 1, 2022	June 1, 2025	36	US$3,659 (RM15,550)	7.17%	US$117,658 (RM500,000)	Joint and several guarantee of the following persons: (i) HO SAY SAN (ii) CHOO YEOW

Schedule of Remaining Term and Discount Rate
	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Weighted-average remaining term (years)	0.29	0.17
Weighted-average discount rate	5.06%	4.72%

	As of July 31,
	2023	2024
Weighted-average remaining lease term (years)	0.59	0.29
Weighted-average discount rate	6.86%	5.06%